Leases - Summary of lease liabilities (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases
Balance at January 1			₽ 290,618	₽ 343,455
New leases				6,391
Modification of leases			(520)	(249)
Interest on lease liabilities	₽ 6,776	₽ 8,430	13,966	17,207
Payment of interest on lease liabilities			(13,966)	(17,207)
Payment of lease liabilities			(24,394)	(24,740)
Translation difference			281	(513)
Balance at June 30	265,985	324,344	265,985	324,344
Current portion	70,659	62,174	70,659	62,174	₽ 59,816
Non-current portion	₽ 195,326	₽ 262,170	₽ 195,326	₽ 262,170	₽ 230,802